Subsequent events (Details) (Subsequent Event [Member], Committed Capital [Member], USD $)	1 Months Ended
Oct. 31, 2013
Subsequent Event [Member] | Committed Capital [Member]
Subsequent Event [Line Items]
Percentage of ownership issued to Committed Capital	100.00%
Shares issued in business acquisition	12,631,400
Par value of stock in business acquisition	$ 0.0001
Payment to acquire member interest	$ 11,750,000
Additional payments to TOG Members	$ 14,100,000
Issuance of common stock in private placement	3,131,339
Shares issued price per share	$ 5.00